INVESTMENT IN ASSOCIATE - Investment in Associate (Details) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
	Dec. 16, 2019	May 24, 2018	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Investments in associates					$ 34.3	$ 120.3
Investments in associates					$ 34.3	$ 120.3
Yamana Gold
Disclosure of associates [line items]
Future proportion of ownership interest in merged entity	9.00%
Leagold Mining Corporation
Disclosure of associates [line items]
Proportion of ownership interest in associate		20.50%			0.00%	20.40%
Fair value of investments in associates for which there are quoted market prices					$ 0.0	$ 144.5
Investments in associates					$ 0.0	$ 120.3	$ 146.0
Proportion of ownership interest in associate		20.50%			0.00%	20.40%
Fair value of investments in associates for which there are quoted market prices					$ 0.0	$ 144.5
Investments in associates					$ 0.0	$ 120.3	$ 146.0
Nomad Royalty Company | Maximum
Disclosure of associates [line items]
Proportion of ownership interest in associate					20.00%
Proportion of ownership interest in associate					20.00%
Monarch Gold Corporation
Disclosure of associates [line items]
Proportion of ownership interest in associate			7.10%	6.00%
Proportion of ownership interest in associate			7.10%	6.00%
Monarch Gold Corporation | Maximum
Disclosure of associates [line items]
Proportion of ownership interest in associate					20.00%
Proportion of ownership interest in associate					20.00%